Document and Entity Information	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	1-11288
Entity Registrant Name	ENERPAC TOOL GROUP CORP.
Entity Central Index Key	0000006955
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0168610
Entity Address, Address Line One	648 N. PLANKINTON AVE.
Entity Address, Address Line Two	4TH FLOOR
Entity Address, City or Town	MILWAUKEE
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	262
Local Phone Number	293-1500
Title of 12(b) Security	Class A Common Stock, par value $0.20 per share
Trading Symbol	EPAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false